5 PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 998	$ 998	$ 3,993	$ 3,993